Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment

7 Property, plant and equipment

			Assets in	Total property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2016	4,812	7,468	1,568	13,848
Capital expenditure	29	206	1,214	1,449
Transfer of assets into use	222	109	(331)	–
Disposals and other movements	(236)	(700)	(16)	(952)
Exchange adjustments	(211)	(540)	(143)	(894)
At 31 December 2016	4,616	6,543	2,292	13,451
Capital expenditure	39	198	1,074	1,311
Transfer of assets into use	525	567	(1,092)	–
Disposals and other movements	(367)	(577)	–	(944)
Exchange adjustments	210	452	159	821
At 31 December 2017	5,023	7,183	2,433	14,639
Capital expenditure	25	99	910	1,034
Transfer of assets into use	429	594	(1,023)	–
Disposals and other movements	50	(427)	(14)	(391)
Exchange adjustments	(161)	(353)	(129)	(643)
At 31 December 2018	5,366	7,096	2,177	14,639
Depreciation
At 1 January 2016	2,253	5,182	–	7,435
Charge for year	185	424	–	609
Impairment	2	–	–	2
Disposals and other movements	(222)	(656)	–	(878)
Exchange adjustments	(126)	(439)	–	(565)
At 31 December 2016	2,092	4,511	–	6,603
Charge for year	182	442	–	624
Impairment	78	–	–	78
Disposals and other movements	(249)	(501)	–	(750)
Exchange adjustments	128	341	–	469
At 31 December 2017	2,231	4,793	–	7,024
Charge for year	202	412	–	614
Impairment	150	98	43	291
Disposals and other movements	10	(336)	(43)	(369)
Exchange adjustments	(89)	(253)	–	(342)
At 31 December 2018	2,504	4,714	–	7,218
Net book value
At 31 December 2016	2,524	2,032	2,292	6,848
At 31 December 2017	2,792	2,390	2,433	7,615
At 31 December 2018	2,862	2,382	2,177	7,421

Impairment charges in 2018 were recognised for Land and buildings and Plant and equipment as a result of the announcement of the closure of Boulder and Longmont, Colorado manufacturing centres. These charges have been recognised in Cost of sales.

Included within other movements in 2018 is a transfer (cost of $120m and accumulated depreciation of $75m) from Plant and equipment to Land and buildings.

	2018	2017	2016
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,567	2,514	2,326
Leaseholds	295	278	198

Included within Plant and equipment are Information Technology assets held under finance leases with a net book value of $nil (2017: $nil; 2016: $43m).